Equity Method Investments - Activity Related to Equity Method Investments (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity Method Investments And Joint Ventures [Abstract]
Beginning balance	$ 20	$ 12
Acquisition		21
Income (Loss) from equity investments		(2)	(2)
Dividends Received
Contributions to joint ventures			14
Effects of foreign currency exchange rates		1
Ending Balance	$ 20	$ 20	$ 12